RESERVES (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
RESERVES [Abstract]
Share-based payments reserve	$ 1,311,675	$ 2,287,301	$ 1,897,391
Foreign currency translation reserve	(796,565)	(297,166)	68,917	$ 318,122
Capital reserve	$ 515,110	$ 1,990,135	$ 1,966,308